Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue, net	$ 476,251	$ 128,534
Costs of sales - production costs	(270,529)	(82,904)
Gross profit before fair value adjustments	205,722	45,630
Realized changes in fair value of inventory sold	(214,901)	(91,080)
Unrealized gain on changes in fair value of biological assets	293,119	109,531
Gross profit	283,940	64,081
Expenses:
Selling, general and administrative	206,738	94,118
Depreciation and amortization	21,361	4,219
Total expenses	228,099	98,337
Income (loss) before other (expense) income and income taxes	55,841	(34,256)
Other (expense) income:
Interest expense, net	(39,493)	(7,875)
Other (expense) income, net	(8,009)	(8,647)
Loss from investment in associates	(1,181)	(63)
Total other (expense) income, net	(48,683)	(16,585)
Income (loss) before income taxes	7,158	(50,841)
Income tax expense	(43,720)	(14,461)
Net loss	(36,562)	(65,302)
Net income (loss) attributable to non-controlling interests, net of tax	45,363	(22,101)
Net loss attributable to Cresco Labs Inc.	$ (81,925)	$ (43,201)
Net loss per share - attributable to Cresco Labs Inc. shareholders
Loss per share - basic	$ (0.39)	$ (0.37)
Loss per share - diluted	$ (0.39)	$ (0.37)